INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2023	$ 0	$ 788,577	$ (635,288)	$ 153,289
Beginning balance (Shares) at Dec. 31, 2023	165,387,098
Exercise of shares options	$ 0	152	0	152
Exercise of shares options (Shares)	277,507
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	1,195,192
Share-based compensation	$ 0	10,603	0	10,603
Net Loss	0	0	(51,305)	(51,305)
Ending balance at Jun. 30, 2024	$ 0	799,332	(686,593)	112,739
Ending balance (Shares) at Jun. 30, 2024	166,859,797
Beginning balance at Dec. 31, 2024	$ 0	808,974	(730,045)	78,929
Beginning balance (Shares) at Dec. 31, 2024	169,397,030
Issuance of ordinary shares and warrants, net of issuance costs	$ 0	37,289	0	37,289
Issuance of ordinary shares and warrants, net of issuance costs (Shares)	28,776,978
Exercise of shares options	$ 0	443	0	443
Exercise of shares options (Shares)	639,224
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	1,961,608
Share-based compensation	$ 0	7,580	0	7,580
Net Loss	0	0	(31,121)	(31,121)
Ending balance at Jun. 30, 2025	$ 0	$ 854,286	$ (761,166)	$ 93,120
Ending balance (Shares) at Jun. 30, 2025	200,774,840